Summary of significant accounting and reporting policies - Schedule of Average and Closing Exchange Rate for the U.S. Dollar (Details)	12 Months Ended
	Dec. 31, 2021 uSD_to_EUR	Dec. 31, 2021 uSD_to_GBP uSD_to_EUR	Dec. 31, 2021 uSD_to_SGD uSD_to_EUR	Dec. 31, 2021 uSD_to_NIS uSD_to_EUR	Dec. 31, 2020 uSD_to_EUR	Dec. 31, 2020 uSD_to_EUR uSD_to_GBP	Dec. 31, 2020 uSD_to_SGD uSD_to_EUR	Dec. 31, 2020 uSD_to_EUR uSD_to_NIS	Dec. 31, 2019 uSD_to_EUR	Dec. 31, 2019 uSD_to_EUR uSD_to_GBP	Dec. 31, 2019 uSD_to_EUR uSD_to_SGD	Dec. 31, 2019 uSD_to_EUR uSD_to_NIS	Dec. 31, 2021 uSD_to_GBP	Dec. 31, 2021 uSD_to_SGD	Dec. 31, 2021 uSD_to_NIS	Dec. 31, 2020 uSD_to_GBP	Dec. 31, 2020 uSD_to_SGD	Dec. 31, 2020 uSD_to_NIS	Dec. 31, 2019 uSD_to_GBP	Dec. 31, 2019 uSD_to_SGD	Dec. 31, 2019 uSD_to_NIS
Corporate Information And Statement Of IFRS Compliance [Abstract]
Average rate	1.1835	1.3761	0.7444	0.3097	1.1413	1.2834	0.7521	0.2908	1.1196	1.2758	0.7331	0.2806
Closing rate	1.1326	1.1326	1.1326	1.1326	1.2271	1.2271	1.2271	1.2271	1.1234	1.1234	1.1234	1.1234	1.3479	0.7413	0.3221	1.3650	0.7566	0.3111	1.3204	0.7434	0.2892